GENERAL INFORMATION (Details) - Schedule of subsidiaries - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lan Pax Group S.A. and Subsidiaries [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		96.969.680-0
Company	[1]	Lan Pax Group S.A. and Subsidiaries (*)
Assets		$ 432,271	$ 404,944	$ 632,673
Liabilities		1,648,715	1,624,944	1,487,248
Equity		(1,236,243)	(1,219,539)	(853,624)
Gain /(loss)		(7,289)	(290,980)	(26,551)
Assets		$ (432,271)	(404,944)	(632,673)
Latam Airlines Perú S.A.[Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		Foreign
Company		Latam Airlines Perú S.A.
Assets		$ 484,388	661,721	519,363
Liabilities		417,067	486,098	510,672
Equity		67,321	175,623	8,691
Gain /(loss)		(109,392)	(175,485)	(3,550)
Assets		$ (484,388)	(661,721)	(519,363)
Lan Cargo S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		93.383.000-4
Company		Lan Cargo S.A.
Assets		$ 721,484	749,789	634,852
Liabilities		537,180	567,128	462,666
Equity		184,304	182,661	172,186
Gain /(loss)		1,590	10,936	(4,157)
Assets		$ (721,484)	(749,789)	(634,852)
Connecta Corporation [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		Foreign
Company		Connecta Corporation
Assets		$ 61,068	57,922	64,110
Liabilities		19,312	17,335	24,023
Equity		41,756	40,587	40,087
Gain /(loss)		1,169	500	1,677
Assets		$ (61,068)	(57,922)	(64,110)
Prime Airport Services Inc. and Subsidiary [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		Foreign
Company	[1]	Prime Airport Services Inc. and Subsidiary (*)
Assets		$ 24,654	25,050	22,068
Liabilities		25,680	26,265	23,102
Equity		(1,026)	(1,215)	(1,034)
Gain /(loss)		190	(181)	802
Assets		$ (24,654)	(25,050)	(22,068)
Transporte Aéreo S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		96.951.280-7
Company		Transporte Aéreo S.A.
Assets		$ 471,094	546,216	359,335
Liabilities		327,955	347,714	142,423
Equity		143,139	198,502	216,912
Gain /(loss)		(56,135)	(39,032)	14,610
Assets		$ (471,094)	(546,216)	(359,335)
Fast Air Almacenes de Carga S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		96.631.520-2
Company		Fast Air Almacenes de Carga S.A.
Assets		$ 18,303	20,132	20,182
Liabilities		10,948	11,576	12,601
Equity		7,355	8,556	7,581
Gain /(loss)		48	500	796
Assets		$ (18,303)	(20,132)	(20,182)
Laser Cargo S.R.L. [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		Foreign
Company		Laser Cargo S.R.L.
Assets		$ 5	6	10
Liabilities
Equity		(5)	(6)	(10)
Gain /(loss)
Assets		$ (5)	(6)	(10)
Lan Cargo Overseas Limited and Subsidiaries [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		Foreign
Company	[1]	Lan Cargo Overseas Limited and Subsidiaries (*)
Assets		$ 36,617	218,435	48,929
Liabilities		14,669	14,355	15,228
Equity		21,940	203,829	33,450
Gain /(loss)		(806)	(92,623)	(6,579)
Assets		$ (36,617)	(218,435)	(48,929)
Lan Cargo Inversiones S.A. and Subsidiary [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		96.969.690-8
Company	[1]	Lan Cargo Inversiones S.A. and Subsidiary (*)
Assets		$ 202,402	250,027	65,422
Liabilities		113,930	86,691	78,890
Equity		23,563	130,823	(12,111)
Gain /(loss)		(54,961)	1,452	(2,497)
Assets		$ (202,402)	(250,027)	(65,422)
Inversiones Lan S.A. and Subsidiaries [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		96.575.810-0
Company	[1]	Inversiones Lan S.A. and Subsidiaries (*)
Assets		$ 1,284	1,394	1,329
Liabilities		45	65	50
Equity		1,239	1,329	1,279
Gain /(loss)		(90)	50	(54)
Assets		$ (1,284)	(1,394)	(1,329)
Technical Trainning LATAM S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		96.847.880-K
Company		Technical Trainning LATAM S.A.
Assets		$ 2,004	2,181	2,378
Liabilities		467	625	1,075
Equity		1,537	1,556	1,303
Gain /(loss)		181	60	(282)
Assets		$ (2,004)	(2,181)	(2,378)
Latam Finance Limited [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		Foreign
Company		Latam Finance Limited
Assets		$ 1,310,733	1,310,735	1,362,762
Liabilities		1,688,821	1,584,311	1,531,238
Equity		(378,088)	(273,576)	(168,476)
Gain /(loss)		(104,512)	(105,100)	(90,736)
Assets		$ (1,310,733)	(1,310,735)	(1,362,762)
Peuco Finance Limited [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		Foreign
Company		Peuco Finance Limited
Assets		$ 1,307,721	1,307,721	664,458
Liabilities		1,307,721	1,307,721	664,458
Equity
Gain /(loss)
Assets		$ (1,307,721)	(1,307,721)	(664,458)
Profesional Airline Services INC. [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		Foreign
Company		Profesional Airline Services INC.
Assets		$ 61,659	17,345	3,509
Liabilities		58,808	14,772	1,950
Equity		2,851	2,573	1,559
Gain /(loss)		278	1,014	1,096
Assets		$ (61,659)	(17,345)	(3,509)
Jarletul S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		Foreign
Company		Jarletul S.A.
Assets		$ 24	34	150
Liabilities		1,116	1,076	860
Equity		(1,092)	(1,042)	(710)
Gain /(loss)		(50)	(332)	(603)
Assets		$ (24)	(34)	(150)
LatamTravel S.R.L. [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		Foreign
Company		LatamTravel S.R.L.
Assets		$ 64	1,061	161
Liabilities		132	1,106	138
Equity		(68)	(45)	23
Gain /(loss)		(23)	(33)	(8)
Assets		$ (64)	(1,061)	(161)
Latam Travel Chile II S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		76.262.894-5
Company		Latam Travel Chile II S.A.
Assets		$ 588	943	672
Liabilities		1,457	1,841	1,354
Equity		(869)	(898)	(682)
Gain /(loss)		29	392
Assets		$ (588)	(943)	(672)
TAM S.A. and Subsidiaries [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		Foreign
Company	[1]	TAM S.A. and Subsidiaries (*)
Assets		$ 2,608,859	3,110,055	5,090,180
Liabilities		3,257,148	3,004,935	3,550,875
Equity		(648,289)	105,120	1,539,305
Gain /(loss)		(756,633)	(1,025,814)	186,140
Assets		$ (2,608,859)	$ (3,110,055)	$ (5,090,180)

[1]	The Equity reported corresponds to Equity attributable to owners of the parent, it does not include Non-controlling interest.